Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of property plant and equipment useful life
%

Computers and peripheral equipment	20 - 33
Office furniture and equipment	6 - 33
Buildings	2.5

Schedule of weighted average annual rates for other intangible assets
%

Technology	13 - 50
Customer relationships	7 - 15
Patent	10

Schedule of fair value of each option granted
	Year ended December 31,
	2018	2019	2020

Contractual life	6 years	6 years	6 years
Expected exercise factor	2-2.8	2-2.8	2-2.8
Dividend yield	0%	0%	0%
Expected volatility (weighted average)	30.0%-31.7%	30.5%-30.9%	31.0%-35.2%
Risk-free interest rate	2.6%-3.1%	1.6%-2.6%	0.4%-1.8%

Schedule of liabilities measured at fair value
	December 31,
	2019	2020
	Fair value measurement using input Level 2
Accrued expenses and other liabilities:

Derivative instruments	$(67)	$(707)

Total liabilities	$(67)	$(707)